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                                                                  AXP(SM) Global
                                                                   Balanced Fund

                                                           1999 ANNUAL REPORT
                                                          (PROSPECTUS ENCLOSED)

American
  Express(R)
Funds

(icon of) compass

AXP Global Balanced Fund seeks to provide shareholders with a balance of growth of capital and current income.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
 EXPRESS(R) (logo)

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An International Blend

AXP Global Balanced Fund offers a logical first step for investors who want to have some exposure to foreign markets, but also want to avoid the greater volatility of a portfolio consisting of only foreign stocks.

AXP GLOBAL BALANCED FUND (This annual report is not part of the prospectus.)
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Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Managers               4
Fund Facts                                6
The 10 Largest Holdings                   7
Making the Most of the Fund               8
The Fund's Long-term Performance          9
Independent Auditors' Report             10
Financial Statements                     11
Notes to Financial Statements            14
Investments in Securities                22
Federal Income Tax Information           37

1999 prospectus

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  4p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Transactions through Third Parties    14p
Sales Charges                         14p
Exchanging/Selling Shares             18p
Distributions and Taxes               23p
Other Information                     25p
Financial Highlights                  26p

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999
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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditor.
o    Change in the Fund name from "IDS" to "AXP."
o    A new shareholder service and distribution plan.
o    A change in the investment management services agreement.
o    Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.

I also want to announce a change in Portfolio Managers for this Fund. Michael Ng was the portfolio manager at the time this letter was prepared. As of December 15, 1999, Ian King replaced Michael Ng as co-manager of the Fund.

Arne H. Carlson

(pictures of) Peter Lamaison and Michael Ng
Peter Lamaison and Michael Ng
Portfolio Managers

From the Portfolio Managers

AXP Global Balanced Fund produced a double-digit gain during the past fiscal year, as it benefited from generally strong stock markets in the United States and Europe. For the 12 months -- November 1998 through October 1999 -- the Fund's Class A shares (before sales charge) generated a total return of 15.53%.

Conditions in the investment world could hardly have been more inviting when the period began. Inflation and interest rates were low in most major countries, while economic growth was improving in Europe and downright robust in the U.S.

AXP GLOBAL BALANCED FUND (This annual report is not part of the prospectus.)
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Against that positive  backdrop,  and spurred by interest-rate  cuts in the U.S.
and parts of Europe, stocks and, to a lesser degree, bonds mounted a powerful rally. Over the winter and early spring, the Fund recorded solid gains in five of the first six months -- the exception being February, when fear of higher inflation sent U.S. interest rates higher and stocks and bonds lower.

The second half of the fiscal year was more of a struggle, though, as rising interest rates and concerns about potentially higher interest rates in the U.S. kept stocks off balance and sent bonds into a rapid retreat. However, the period did end on a positive note as a more positive tone returned to the markets, allowing the Fund to record a healthy gain in October.

THE U.S. LEADS THE WAY
To the Fund's benefit, we concentrated the biggest portion (between 35% and 50%) of the stock investments in the U.S., whose market was among the strongest in the world over the 12 months. The bulk of the rest of the stock holdings were in Europe, primarily the United Kingdom, Germany and France. While those markets gained ground, the returns were reduced by overall weakness in the region's new currency, the euro. Among other major markets, Japan, where we increased our investment exposure as the period progressed, provided good results, partly because of appreciation in the yen. Although a small area of investment for the Fund, holdings in the emerging markets of South Korea, Mexico, Argentina, Hong Kong and Venezuela also enhanced performance.

Over the period, the asset allocation ranged from roughly 60%-70% stocks, 30%-35% bonds and a negligible amount of cash reserves. On the bond side, we split investments in the U.S. and Europe into essentially equal portions. The U.S. bond market rallied strongly early in the period, then retreated over the ensuing months. In Europe, bond performance was lackluster, and, as with stocks, returns were hampered by the euro's decline.

Looking toward the new fiscal year, the outlook for stocks appears brightest in Europe and Japan, where the economies are in the recovery phase and inflation pressure is very subdued. This contrasts with the U.S., where the economy has been on a long growth cycle and inflation pressure could be on the rise. On the bond side, a strong rally seems unlikely, but we do expect a somewhat better environment.

Peter Lamaison
Michael Ng

(This annual report is not part of the prospectus) ANNUAL REPORT - 1999
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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1999                                        $6.61
Oct. 31, 1998                                        $5.79
Increase                                             $0.82

Distributions -- Nov. 1, 1998 - Oct. 31, 1999

From income                                          $0.07
From capital gains                                   $0.02
Total distributions                                  $0.09

Total return*                                      +15.53%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1999                                        $6.58
Oct. 31, 1998                                        $5.77
Increase                                             $0.81

Distributions -- Nov. 1, 1998 - Oct. 31, 1999

From income                                          $0.03
From capital gains                                   $0.02
Total distributions                                  $0.05

Total return*                                      +14.89%**

Class Y --12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1999                                        $6.62
Oct. 31, 1998                                        $5.79
Increase                                             $0.83

Distributions -- Nov. 1, 1998 - Oct. 31, 1999

From income                                          $0.08
From capital gains                                   $0.02
Total distributions                                  $0.10

Total return*                                      +15.76%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

AXP GLOBAL BALANCED FUND (This annual report is not part of the prospectus.)

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The 10 Largest Holdings

                                       Percent                     Value
                                  (of net assets)         (as of Oct. 31, 1999)

U.S. Treasury (United States)            2.28%                    $3,816,949
7.50% 2016

General Electric (United Kingdom)        1.79                      2,994,942

Ericsson (LM) Cl B (Sweden)              1.74                      2,920,806

Development Bank of Japan (Japan)        1.69                      2,827,845
6.50% 2001

Govt of Hungary (European Monetary Unit) 1.66                      2,778,367
5.13% 2000

SBC Communications (United States)       1.60                      2,689,499

Banque Natl de Paris (France)            1.55                      2,592,761

U.S. Treasury (United States)            1.52                      2,549,060
9.25% 2016

Fannie Mae (United States)               1.50                      2,522,946

Total Petroleum Cl B (France)            1.50                      2,509,414

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 16.83% of net assets

(This annual report is not part of the prospectus.) ANNUAL REPORT - 1999

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Making the Most of the Fund

Build your assets systematically
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL  FUND:
o your shares  increase in value when
  the Fund's  investments  do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP GLOBAL BALANCED FUND (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

How $10,000 has grown in AXP Global Balanced Fund

$20,000
                                      x MSCI World Index          x   $13,184
$10,000                                  x Salomon Smith Barney       AXP Global
                                           World Gov't. Bond Index    Balanced
$9,500                                                                Fund
                                                                      Class A

12/1/96          10/97              10/98                      10/99

Average annual total return (as of Oct. 31, 1999):

                                               1 year       Since inception*

 Class A                                       +9.75%            +9.74%
 Class B                                      +10.89%           +10.05%
 Class Y                                      +15.76%           +11.83%

* Inception date was Nov. 13, 1996.

Assumes: Holding period from 12/1/96 to 10/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $494. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the MSCI World Index and the Salomon Smith Barney World Government Bond Index. In comparing AXP Global Balanced Fund (Class
A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Morgan Stanley Capital International (MSCI) World Index, an unmanaged market index, compiled from a composite of over 1500 companies listed on the stock exchange of North America, Europe, New Zealand and the Far East, is widely recognized by investors as the measurement index for portfolios of global securities.

Salomon Smith Barney World Government Bond Index, an unmanaged market-capitalization weighted benchmark that tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of world government bond securities.

(This annual report is not part of the prospectus.) ANNUAL REPORT - 1999
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The  financial   statements   contained  in  Post-Effective   Amendment  #32  to
Registration Statement No. 33-25824 filed on or about December 27, 1999, are incorporated herein by reference.
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Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Global Balanced Fund

Fiscal year ended Oct. 31, 1999

Class A

Income distribution taxable as dividend income, 4.72% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.00340
March 25, 1999                                $0.01726
June 24, 1999                                 $0.02800
Sept. 23, 1999                                $0.02179
Total                                         $0.07045

Capital gain distributions taxable for long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.02076

Total distributions                           $0.09121

(This annual report is not part of the prospectus.) ANNUAL REPORT - 1999

Class B

Income distribution taxable as dividend income, 4.72% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.00000
March 25, 1999                                $0.00000
June 24, 1999                                 $0.01569
Sept. 23, 1999                                $0.01001
Total                                         $0.02570

Capital gain distributions taxable for long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.02076

Total distributions                           $0.04646

Class Y

Income distribution taxable as dividend income, 4.72% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.00506
March 25, 1999                                $0.01966
June 24, 1999                                 $0.03042
Sept. 23, 1999                                $0.02531
Total                                         $0.08045

Capital gain distributions taxable for long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.02076

Total distributions                           $0.10121

AXP GLOBAL BALANCED FUND (This annual report is not part of the prospectus.)
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AXP Global Balanced Fund
IDS Tower 10
Minneapolis, MN 55440-0010

American
  Express(R)
Funds

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AMERICAN
 EXPRESS(R) (logo)
S-6352 D (12/99)
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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.